Nature of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
1. Nature of the Business
Enhanced Group Inc. (the “Company” or “Enhanced”) is a growth-stage company operating within the sports entertainment, performance technology, and consumer wellness markets. The Company operates under the “Enhanced” brand and is developing a portfolio of products and experiences that integrate athletic competition, scientific advancement, and consumer engagement.
The Company designs and produces the Enhanced Games, a multisport live event optimized for record-setting athletic performance, coupled with digital content distributed through various channels, social media, and streaming platforms.
The Company also operates Live Enhanced, a consumer wellness platform through which customers may access over-the-counter
supplement blends and clinician-guided prescription-based hormone therapies, peptides, and longevity protocols provided through third-party telehealth service providers. Live Enhanced commenced full commercial operations in May 2026. Current product offerings include Stronger+ and Longer+.
The Company’s primary activities include organizing live sporting events, producing and distributing related media content, and operating the Live Enhanced platform. The Company operates in one business segment.
On January 14, 2025, Enhanced US LLC, a Delaware limited liability company, was established and is a wholly owned subsidiary of Enhanced Group Inc. The purpose of this new entity is to support the Company’s expansion and operations in the U.S. market.
On November 18, 2025, Enhanced Emirates Limited, a limited liability company, was established in Abu Dhabi, United Arab Emirates, and is a wholly owned subsidiary of Enhanced Group Inc. The purpose of this new entity is to support the Company’s expansion of scientific advancement and consumer engagement.
Business Combination
On November 26, 2025, Enhanced Ltd., a Cayman Islands exempted company (“Enhanced” or the “Target Business”) entered into a definitive business combination agreement (as amended, the “BCA” or “Business Combination Agreement”) with A Paradise Acquisition Corp. (“A Paradise,” “APAD” or “Acquiror”) (NASDAQ: APAD), a special purpose acquisition company (“SPAC”), pursuant to which Enhanced Ltd. agreed to merge with A Paradise to become a publicly traded company.
On May 1, 2026, A Paradise convened its extraordinary general meeting of shareholders (the “Extraordinary General Meeting”). At the Extraordinary General Meeting, the shareholders approved the Business Combination Proposal.
On May 7, 2026, the Business Combination was consummated, and the combined company began trading as Enhanced Group Inc. on the NYSE under the symbol “ENHA” on May 8, 2026. In connection with consummation of the BCA, the Company issued shares to the SPAC sponsor (approximately $2.1 million), the outstanding Simple Agreements for Future Equity (“SAFEs”) converted into common stock (approximately $40.0 million), and the convertible preferred stock converted into common stock (approximately $26.9 million). See Note 3 for more information.

Liquidity and Ability to Continue as a Going Concern
The accompanying condensed consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.
The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.
The Company has incurred recurring losses since its inception, including a net loss of $61.9 million for the three months ended June 30, 2026 and $78.4 million for the six months ended June 30, 2026. The Company may not achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital to fund its operations.
Through June 30, 2026, the Company has financed its operations primarily from the sale of equity and convertible securities and, during the second quarter of 2026, through the completion of the Business Combination.
Based on the Company’s recurring losses from operations incurred since inception, expectations of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, management has concluded that its current cash and cash equivalents are not sufficient to fund its operations, and there is substantial doubt about the Company’s ability to continue as a going concern within twelve months following the issuance of the condensed consolidated financial statements. If the Company is unable to raise additional capital in a sufficient amount or on acceptable terms, the Company may have to significantly delay, or scale back its operations. If the Company raises additional funds through the issuance of additional debt or equity securities, it could result in substantial dilution to its existing stockholders and increased fixed payment obligations, and these securities may have rights senior to those of the Company’s shares of common stock. Any of these events could significantly impact the Company’s business, financial condition, and prospects.
The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty and have been prepared on a basis that assumes the Company will continue as a going concern.
Risks and Uncertainties
The Company is subject to risks and uncertainties common to early-stage companies, including dependence on key personnel, compliance with applicable regulations governing telehealth, performance-enhancing substances, and direct-to-consumer
health platforms, and the ability to secure additional capital to fund operations. The Company’s clinical research study, conducted under the Abu Dhabi Department of Health Institutional Review Board’s (“IRB”) approval and the oversight of the Abu Dhabi Department of Health, involves substances that are already approved and prescribed by licensed clinicians, and does not constitute a drug development program requiring FDA approval.

1. Nature of the Business
Enhanced Ltd (the “Company” or “Enhanced”) is a growth-stage company operating within the sports entertainment, performance technology, and lifestyle wellness markets. The Company operates under the “Enhanced” brand and is developing a portfolio of products and experiences that integrate athletic competition, scientific advancement, and consumer engagement. The Company intends to compete in categories with established market leaders including live sports events and digital media.
On January 14, 2025, Enhanced US LLC, a Delaware limited liability company, was established and is a wholly owned subsidiary of Enhanced Ltd. The purpose of this new entity is to support the Company’s expansion and operations in the U.S. market.
On November 18, 2025, Enhanced Emirates Limited, a limited liability company, was established in Abu Dhabi, United Arab Emirates, and is a wholly owned subsidiary of Enhanced Ltd. The purpose of this new entity is to support the Company’s expansion of scientific advancement and consumer engagement.
The Company is currently engaged in organizing live sporting events, the production and distribution of related content through various channels. Through the creation of the Company’s showcase event, the Enhanced Games, is intended to allow
the world’s best athletes to pursue their full human potential and become faster and stronger than ever. The Company operates in one business segment.
Business Combination
On November 26, 2025, the Company entered into a definitive business combination agreement (“BCA”) with A Paradise Acquisition Corp. (“A Paradise”) (NASDAQ: APAD), a special purpose acquisition company (SPAC), to bring its global sports business to the public markets.
The accompanying consolidated financial statements for the years ended December 31, 2025 and 2024 have been retroactively restated to reflect the number of shares of the Company’s Class A common stock issued to Enhanced’s shareholders in connection with the Business Combination on May 7, 2026 (which was accounted for as a reverse recapitalization), using an
exchange ratio of 7.60212550443111 shares of Class A common stock for each share of Enhanced’s legacy common or convertible preferred stock outstanding
(the “Exchange Ratio”). All share and per-share amounts, including the convertible preferred stock and stockholders’ equity (deficit) sections of the consolidated balance sheets, the consolidated statements of changes in stockholders’ equity (deficit), and net loss per share, have been retroactively adjusted for all periods presented using the Exchange Ratio. The Company’s convertible preferred stock, previously classified as mezzanine equity, has been retroactively restated as common stock for all periods presented, as the underlying preferred stock converted into common stock of the combined company in connection with the Business Combination.
Liquidity and Ability to Continue as a Going Concern
The accompanying financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.
The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.
The Company has incurred recurring losses since its inception, including net losses of $26.7 million for the year ended December 31, 2025 and an accumulated deficit of $32.0 million through the same period. The Company expects to continue to generate operating losses for the foreseeable future. Through December 31,

2025, the Company has financed its operations primarily from the sale of equity securities. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital to fund its operations.
Based on the Company’s recurring losses from operations incurred since inception, expectations of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, as of the date these financial statements are available to be issued, the Company has concluded that its current cash and cash equivalents are not sufficient to fund its operations and there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements were issued.
The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Risks and Uncertainties
The Company is subject to risks and uncertainties common to early-stage companies in the health industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and those specific to the pharmaceutical industry such as the U.S. Food and Drug Administration, and the ability to secure additional capital to fund operations. Products currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance and reporting capabilities. The Company’s future clinical trials require significant compliance and monitoring by government agencies and there can be no assurances that such agencies will approve procedures followed in the Company’s trials. Another likely scenario is that such agencies would require additional procedures to be performed which would push out commercialization timing. Further, even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
If the Company’s product development efforts are successful, they are subject to significant risks and uncertainties related to product commercialization and launch, including being unable to secure additional funding to make the Company’s current technology operational before another company develops similar technology. Additionally, the Company’s potential product would compete in the medical industry. The industry is subject to technology advancements as well as being affected by political conditions which could impact the market’s reimbursement and regulatory policy, and by economic conditions surrounding availability and affordability of health insurance and access to health services.